Acquisitions and Divestitures Discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets Held-for-sale, Current	$ 1,485	$ 0
Noncurrent assets held for sale, net	3,049	0
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,567	0
Terminals [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets Held-for-sale, Current	100
Noncurrent assets held for sale, net	2,200
Liabilities of Disposal Group, Including Discontinued Operation, Current	$ 300